Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roxbury/Mar Vista Strategic Growth Fund (the “Strategic Growth Fund” or the “Fund”) seeks superior long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-11-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through November 1, 2014).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategic Growth Fund, under normal market conditions, invests in equity securities that are judged by the Fund’s sub-adviser, Mar Vista Investment Partners, LLC (“Mar Vista”), to have strong growth characteristics and that are undervalued in the marketplace.  Under normal circumstances, the Fund will invest primarily (at least 65% of its net assets) in large capitalization securities with a market capitalization which at the time of purchase is consistent with the capitalization ranges of the Russell 1000®Growth Index and S&P 500® Index (“large-cap companies”).  The Fund may also invest up to 35% in securities of companies in other capitalization ranges, including small and mid-capitalization stocks.

In selecting securities, Mar Vista, seeks to invest in large-cap businesses that it believes can grow excess returns on capital into the future and which Mar Vista believes trade at a discount to the value of the companies.  Mar Vista utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

Mar Vista generally sells stocks when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or it achieves Mar Vista’s estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks.  However, the actual amount of the portfolio holdings may vary due to market conditions.  Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that Mar Vista believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”).

As of June 30, 2013, the range of market capitalizations represented by companies in the Russell 1000® Growth Index was between $0.3 billion and $51.1 billion and, as of September 30, 2013, the range of market capitalization represented by companies in  the S&P 500® Index had a minimum market capitalization of $4 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a large capitalization for purposes of the 65% policy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Risk Information.”

•                  It is possible to lose money by investing in the Fund.  There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

•                  The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments.  Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•                  Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential.  If Mar Vista’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value Mar Vista has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

•                  Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.  Small-cap and mid-cap companies may also be more difficult to value than large-cap companies.

•                  Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.  Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•                  ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•                  An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

•           The performance of the Fund will depend on whether or not Mar Vista is successful in pursuing the Fund’s investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception compared with those of the Russell 1000® Growth Index, which is a broader measure of market performance.  The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling (800) 497-2960.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year and since inception compared with those of the Russell 1000® Growth Index, which is a broader measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 497-2960
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Returns for the Calendar Years Since Inception*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return for the Fund is 18.95% as of September 30, 2013.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 12.94%	Worst Quarter (3.76)%
March 31, 2012	June 30, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.76%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.75%)
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	0.75%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.01%	[2]
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,023
Annual Return 2012	rr_AnnualReturn2012	14.76%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.38%
Roxbury/Mar Vista Strategic Growth Fund - Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.62%

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Strategic Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses ("Excludable Expenses") to 0.90%. Excludable Expenses are expected to exceed 0.90%. The waivers and reimbursements will remain in effect through November 1, 2014 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and the investment adviser.